RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2016
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
4. RELATED PARTY TRANSACTIONS

Nordic American Tankers Limited (“NAT”):

 On November 18, 2013, NAT purchased 4,333,566 common shares for $65.0 million as part of a private placement (the “Private Placement”), on the same terms as other shareholders, making NAT the largest shareholder at the time with an ownership of 26%.

As compensation for NAT's assistance in the Private Placement, the Company issued warrants, valued at $0.9 million, and agreed to pay a success fee of $1.5 million contingent upon a stock listing of the Company at the New York Stock Exchange. For further information on the warrants, please see note 7.

After the public offering in June 2014, the distribution of a dividend in-kind in NAO shares by NAT, and subsequent purchase of NAO shares in the market, NAT's ownership was 29.1 % of outstanding shares as of September 30, 2016.

The Company has a Management Agreement with Scandic American Shipping Ltd., the Manager, a subsidiary of NAT, for the provision of administrative services as requested by our management and in accordance with our objectives and policies as established and directed by our Board of Directors. All decisions of a material nature concerning our business are made by the Board of Directors.

For services under the Management Agreement, the Company has paid $200,000 for 2015 and will pay $100,000 for 2016, and all directly attributable costs related to the Company are reimbursed. For the nine months ended September 30, 2016 and September 30, 2015, an aggregate of $1.6 million and $1.6 million, respectively, for such directly attributable costs were incurred which were included in General and Administrative Costs.

In 2014, the Company entered into an agreement with an immediate family member of its Executive Chairman for the use of an asset owned by him for corporate and marketing activities.  The Company pays an annual fee for this agreement and fees associated with actual use. The cost of this arrangement for the nine months ended September 30, 2016 and September 30, 2015 was $0.1 million and $0.1 million, respectively, which are included in General and Administrative Costs.  No amounts were due to the related party as of September 30, 2016 or December 31, 2015.